Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended										6 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues			$ 612,457	$ 386,559	$ 300,073	$ 106,081	$ 0	$ 0	$ 0	$ 0	$ 1,187,000		$ 406,000		$ 1,405,170	$ 0	$ 0
Revenues from contracts with customers											1,197,000		406,000		1,404,943	0	0
Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)											189,000		239,000		691,301	172	91
Cost of sales—affiliate											8,000		0		3,015	0	0
Cost of sales—related party											48,000		36,000		85,429	0	0
Operating and maintenance expense (recovery)											184,000		93,000		242,027	(96)	3,024
Operating and maintenance expense—affiliate											45,000		21,000		59,319	4,283	2,401
Operating and maintenance expense—related party											2,000		0
Development expense											0		1,000		596	177	516
Development expense—affiliate															61	0	8
General and administrative expense											4,000		3,000		6,106	5,263	5,551
General and administrative expense—affiliate											10,000		3,000		11,352	2,201	1,173
Depreciation and amortization expense											170,000		79,000		230,780	9,859	892
Impairment expense and loss on disposal of assets															364	20	5,505
Total operating costs and expenses											660,000		475,000		1,330,350	21,879	19,161
Income (loss) from operations			234,561	(90,951)	(43,388)	(25,402)	(15,193)	2,345	(5,941)	(3,090)	527,000		(69,000)		74,820	(21,879)	(19,161)
Other income (expense)
Interest expense, net of capitalized interest											(189,000)		(85,000)		(278,035)	0	0
Loss on modification or extinguishment of debt															(41,296)	(15,332)	(32,480)
Derivative gain (loss), net											(233,000)		(109,000)		(133,427)	43,105	3,249
Other income (expense)											0		3,000		3,642	392	(260)
Total other income (expense)											(422,000)		(191,000)		(449,116)	28,165	(29,491)
Net income (loss)	$ 156,000	$ (51,000)	$ 158,298	$ (272,410)	$ (188,907)	$ (71,277)	$ (91,113)	$ 24,388	$ 7,319	$ 65,692	105,000		(260,000)		(374,296)	6,286	(48,652)
LNG [Member]
Revenues
Revenues											953,000		131,000		679,070	0	0
Revenues from contracts with customers											963,000	[1]	131,000	[1]	678,843	0	0
LNG—affiliate [Member]
Revenues
Revenues from contracts with customers											$ 234,000		$ 275,000		$ 726,100	$ 0	$ 0

[1]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. LNG revenues during the six months ended June 30, 2020 included $336 million in revenues associated with LNG cargoes for which customers have notified us that they will not take delivery, of which $200 million would have otherwise been recognized subsequent to June 30, 2020, if the cargoes were lifted pursuant to the delivery schedules with the customers. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.